Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 668	$ 661	$ 656
Less: Accumulated depreciation	(379)	(291)	(153)
Property and equipment, net	289	370	503
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	81	74	74
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27	27	27
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	81	81	81
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	368	368	368
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	106	106	101
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5	$ 5	$ 5